UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23036
BNY Mellon Absolute Insight Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
4/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – DCPAX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$72	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class A shares returned 4.47%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-0.19%	-0.47%	1.99%
without Sales Charge	4.47%	0.45%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Periods prior to the inception date of the Fund’s Class A shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
31.2%
Government
13.6%
Financial
13.3%
Asset Backed Securities
9.3%
Utilities
6.6%
Energy
5.8%
Consumer, Cyclical
5.0%
Consumer, Non-cyclical
4.4%
Collateralized Loan Obligations
3.8%
Technology
3.1%
Communications
2.1%
Basic Materials
1.7%
Industrial
1.6%
Net Other Assets and Liabilities
-1.5%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
42.1%
U.S. Government Agencies Mortgage-Backed - Long
27.5%
Asset-Backed Securities
9.3%
Foreign Governmental
8.9%
Commercial Mortgage-Backed
4.9%
U.S. Treasury Securities
4.5%
Collateralized Loan Obligations
3.8%
Convertible Corporate Bonds and Notes
1.6%
Investment Companies
0.9%
U.S. Government Agencies Collateralized Mortgage Obligations
0.8%
U.S. Government Agencies Mortgage-Backed - Short
-2.0%
Net Other Assets and Liabilities
-2.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6347AR0426

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DCPCX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$148	1.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class C shares returned 3.69%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.69%	*	-0.32%	1.84%
without Deferred Sales Charge	3.69%		-0.32%	1.84%
Bloomberg U.S. Aggregate Bond Index	4.06%		0.18%	1.67%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
Periods prior to the inception date of the Fund’s Class C shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4125AR0426

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DCPIX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class I shares returned 4.74%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class I	4.74%	0.70%	2.68%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Periods prior to the inception date of the Fund’s Class I shares (2/2/2018) reflect the performance of the Fund’s Class Y shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4126AR0426

BNY Mellon Core Plus Fund
ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DCPYX
This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.40%
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class Y shares returned 4.80%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Aggregate Bond Index on 4/30/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class Y	4.80%	0.74%	2.71%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0252AR0426

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,630 in 2025 and $45,630 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $23,014 in 2025 and $9,972 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,094 in

2025 and $6,821 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,464,846 in 2025 and $3,886,925 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Core Plus Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	DCPAX
C	DCPCX
I	DCPIX
Y	DCPYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus Fund
SCHEDULE OF INVESTMENTS
April 30, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 9.3%
Asset-Backed Certificates — 6.4%
AASET, Ser. 2025-1A, Cl. A(b)	5.94	2/16/2050	2,431,882	2,456,998
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	1,533,728	1,519,192
Affirm Asset Securitization Trust, Ser. 2025-X2, Cl. C(b)	4.93	10/15/2030	367,000	367,490
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	2,124,000	2,126,816
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	9,151	9,158
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	1,548,460	1,550,853
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	2,305,714	2,296,113
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	54,336	54,415
BHG Securitization Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2036	5,532,000	5,539,038
Blackbird Capital II Aircraft Lease Ltd, Ser. 2021-1A, Cl. A(b)	2.44	7/15/2046	3,203,305	3,046,798
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	169,768	170,324
CLI Funding IX LLC, Ser. 2025-1A, Cl. A(b)	5.35	6/20/2050	2,236,613	2,246,334
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	2,424,836	2,435,785
Concord Music Royalties LLC, Ser. 2025-2A, Cl. A(b)	5.79	7/20/2075	2,029,000	2,046,310
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-1A, Cl. A2(b)	6.00	5/20/2055	837,532	851,855
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048	2,424,000	2,429,666
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	2,264,000	2,276,389
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	912,000	914,205
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	469,107	470,135
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	4,198,000	4,150,982
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	1,907,000	1,911,972
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	7,645,000	7,539,072
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	4,177,573	4,125,045
DB Master Finance LLC, Ser. 2025-1A, Cl. A2II(b)	5.17	8/20/2055	2,112,705	2,087,461
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	3,427,090	3,253,716
Domino’s Pizza Master Issuer LLC, Ser. 2025-1A, Cl. A2II(b)	5.22	7/25/2055	1,398,000	1,389,927
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A(b)	6.65	2/20/2055	1,647,820	1,488,891
EnFin Residential Solar Receivables Trust, Ser. 2024-2A, Cl. A(b)	5.98	9/20/2055	749,206	675,711
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	1,293,398	1,283,986
Gilead Aviation LLC, Ser. 2025-1A, Cl. A(b)	5.79	3/15/2050	3,441,011	3,455,917
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	763,001	766,030
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A(b)	5.72	1/25/2038	243,851	247,621
InStar Leasing III LLC, Ser. 2021-1A, Cl. A(b)	2.30	2/15/2054	1,299,696	1,242,022
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(b)	5.25	4/17/2056	1,821,000	1,818,609
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	2,560,140	2,591,147
Jersey Mike’s Funding LLC, Ser. 2025-1A, Cl. A2(b)	5.61	8/16/2055	1,598,965	1,622,322
Lmdv Issuer Co. LLC, Ser. 2025-1A, Cl. A2(b)	5.31	12/15/2055	7,617,000	7,596,414
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	4,145,143	4,099,476
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	1,736,133	1,752,015
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,244,192	1,245,978
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	831,785	837,115
MTP ABS Funding LLC, Ser. 2026-1A, Cl. A2(b)	5.20	4/25/2056	3,947,367	3,965,097
Navigator Aviation Ltd., Ser. 2025-1, Cl. A(b)	5.11	10/15/2050	1,424,588	1,397,127
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	4,786,000	4,058,528
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A(b)	3.14	10/14/2036	3,801,000	3,729,608
PK Alift Loan Funding 7 LP, Ser. 2025-2, Cl. A(b)	4.75	3/15/2043	1,657,659	1,642,100

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 9.3% (continued)
Asset-Backed Certificates — 6.4% (continued)
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	981,000	993,768
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	2,573,000	2,582,511
Retained Vantage Data Centers Issuer LLC, Ser. 2025-1A, Cl. A2A(b)	5.09	8/15/2050	2,158,000	2,108,650
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. D(b)	5.88	11/20/2035	353,000	356,179
Slam Ltd., Ser. 2021-1A, Cl. A(b)	2.43	6/15/2046	6,435,699	6,121,290
Slam Ltd., Ser. 2025-1A, Cl. A(b)	5.81	5/15/2050	1,563,516	1,580,676
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	5,553,938	5,392,332
Summit Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.21	11/20/2055	4,153,225	4,165,149
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2II(b)	5.05	8/25/2055	4,679,602	4,590,627
TIF Funding II LLC, Ser. 2021-1A, Cl. A(b)	1.65	2/20/2046	2,124,596	1,943,196
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	3,439,125	3,451,194
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(b)	5.35	4/19/2056	3,923,000	3,924,436
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046	3,750,000	3,697,900
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	6,534,623	6,461,634
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A(b)	3.10	5/15/2046	3,668,080	3,451,781
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055	8,408,645	8,551,777
				162,154,863
Asset-Backed Certificates/Auto Receivables — 2.6%
Ally Bank Auto Credit-Linked Notes, Ser. 2025-A, Cl. C(b)	4.84	6/15/2033	1,159,953	1,163,142
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033	3,006,549	3,005,800
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030	2,709,000	2,741,109
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029	441,000	444,335
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFRCOMPOUND +1.10%)(b),(c)	4.75	12/26/2031	384,457	384,992
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028	1,052,000	1,061,472
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	403,449	400,707
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. A4	4.74	12/10/2030	2,405,000	2,418,227
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032	3,044,000	3,036,811
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035	336,755	339,157
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029	2,031,000	2,035,439
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031	11,144,000	11,229,078
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031	3,171,000	3,164,055
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A(b)	4.87	8/15/2036	2,394,000	2,430,487
Huntington Bank Auto Credit-Linked Notes, Ser. 2024-2, Cl. B1(b)	5.44	10/20/2032	495,772	499,510
Huntington Bank Auto Credit-Linked Notes, Ser. 2025-1, Cl. B(b)	4.96	3/21/2033	1,838,404	1,844,831
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	2,980,000	3,014,793
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	549,476	551,996
Oscar US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	1,254,581	1,257,352
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032	910,000	905,313
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	4,215,000	4,246,619
Santander Drive Auto Receivables Trust, Ser. 2025-3, Cl. C	4.68	9/15/2031	1,844,000	1,845,497
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	814,000	813,940
Tesla Lease Electric Vehicle Securitization LLC, Ser. 2025-A, Cl. A4(b)	4.37	5/21/2029	1,577,000	1,578,118
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	65,803	66,322
Westlake Automobile Receivables Trust, Ser. 2025-1A, Cl. C(b)	5.14	10/15/2030	2,435,000	2,455,297
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	3,207,000	3,216,878
Westlake Automobile Receivables Trust, Ser. 2026-1A, Cl. C(b)	4.37	6/16/2031	7,533,000	7,475,254
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	2,675,231	2,682,561
				66,309,092

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 9.3% (continued)
Asset-Backed Certificates/Home Equity Loans — .3%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFRCOMPOUND +1.60%)(b),(c)	5.25	8/25/2054	4,000,906	4,013,451
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A2(b)	6.15	6/25/2054	1,905,618	1,918,122
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2(b)	6.39	4/25/2044	1,441,865	1,454,443
				7,386,016
Asset-Backed Certificates/Student Loans — .0%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1(b)	2.54	1/25/2047	1,406,791	1,297,850
Total Asset-Backed Securities (cost $238,551,005)				237,147,821
Collateralized Loan Obligations — 3.8%
Collateralized Loan Obligations Debt — 3.8%
Antares Ltd. CLO, Ser. 2017-1A, Cl. CRR, (3 Month TSFR +2.25%)(b),(c)	5.93	1/20/2037	4,000,000	4,005,072
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1R, (3 Month TSFR +1.23%)(b),(c)	4.90	10/21/2038	5,000,000	5,006,995
Ares XLIX Ltd. CLO, Ser. 2018-49A, Cl. XR, (3 Month TSFR +1.10%)(b),(c)	4.76	10/22/2036	4,025,000	4,026,968
BlackRock Shasta XIII LLC CLO, Ser. 2024-1A, Cl. A1, (3 Month TSFR +1.85%)(b),(c)	5.52	7/15/2036	6,000,000	6,007,044
CARLYLE US Ltd. CLO, Ser. 2021-6A, Cl. A1R, (3 Month TSFR +1.29%)(b),(c)	4.96	1/15/2038	5,900,000	5,907,481
Cedar Funding VIII Ltd. CLO, Ser. 2017-8A, Cl. DRR, (3 Month TSFR +2.95%)(b),(c)	6.63	1/17/2038	4,439,232	4,338,945
Cerberus Loan Funding XLV LLC, Ser. 2024-1A, Cl. A, (3 Month TSFR +1.90%)(b),(c)	5.57	4/15/2036	5,000,000	5,013,675
Cerberus Loan Funding XXXIX LP, Ser. 2022-3A, Cl. AR, (3 Month TSFR +1.40%)(b),(c)	5.07	1/15/2033	1,146,610	1,147,418
Churchill MMSLF IV Ltd. CLO, Ser. 2024-3A, Cl. A, (3 Month TSFR +1.60%)(b),(c)	5.26	10/22/2035	6,000,000	6,005,202
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)(b),(c)	5.48	10/15/2033	1,248,726	1,251,452
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.08	7/20/2033	2,348,669	2,350,372
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR +2.40%)(b),(c)	6.06	8/5/2037	5,481,000	5,487,879
Great Lakes IX Ltd. CLO, Ser. 2025-9A, Cl. A1, (3 Month TSFR +1.55%)(b),(c)	5.22	1/15/2039	1,250,000	1,250,313
IVY Hill Middle Market Credit Fund XII Ltd., Ser. 12A, Cl. A2RR, (3 Month TSFR +1.70%)(b),(c)	5.38	4/20/2037	340,000	340,295
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A1R, (3 Month TSFR +1.58%)(b),(c)	5.24	1/22/2037	7,850,000	7,852,661
LCM 37 Ltd. CLO, Ser. 37A, Cl. A1R, (3 Month TSFR +1.06%)(b),(c)	4.73	4/15/2034	3,454,854	3,454,636
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. AR, (3 Month TSFR +1.95%)(b),(c)	5.63	4/18/2036	4,550,000	4,563,514
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. CR, (3 Month TSFR +3.10%)(b),(c)	6.78	4/18/2036	6,500,000	6,508,528
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.23	10/16/2036	6,578,500	6,579,311
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.01	2/19/2037	1,287,841	1,289,024
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.72	4/15/2034	4,700,000	4,702,101
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. AR, (3 Month TSFR +1.09%)(b),(c)	4.76	4/16/2035	5,680,688	5,683,409
OWL Rock XXI LLC CLO, Ser. 2025-21A, Cl. A, (3 Month TSFR +1.40%)(b),(c)	5.07	7/24/2034	3,695,512	3,698,091
Total Collateralized Loan Obligations (cost $96,476,632)				96,470,386

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.9%
Commercial Mortgage Pass-Through Certificates — 4.9%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	6,923,170	6,934,289
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	304,760	301,865
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	3,622,949	3,603,849
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	11,436,000	11,699,060
Benchmark Mortgage Trust, Ser. 2024-V11, Cl. A2	5.42	11/15/2057	5,419,070	5,546,707
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	733,454	733,985
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,165,919	1,165,441
Brean Asset Backed Securities Trust, Ser. 2025-RM11, Cl. A1(b)	4.75	5/25/2065	5,696,888	5,626,064
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)(b),(c)	4.87	8/15/2036	1,181,000	1,036,549
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	1,489,120	1,497,260
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	1,609,474	1,616,377
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	2,780,545	2,796,022
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(b)	5.12	5/25/2071	192,912	193,530
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D(b)	2.77	11/10/2046	705,000	548,011
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	595,472	599,489
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	770,838	775,486
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	1,684,417	1,698,827
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	1,206,833	1,209,809
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	2,554,649	2,556,999
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/25/2070	2,853,748	2,846,895
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(b)	5.09	3/25/2071	1,269,690	1,270,011
DBC Mortgage Trust, Ser. 2025-DBC, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.01	11/15/2042	3,724,215	3,731,555
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	4,500,000	4,492,718
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	6.15	1/13/2040	1,038,000	1,063,725
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1(b)	5.94	2/25/2068	774,696	776,174
IRV Trust, Ser. 2025-200P, Cl. C(b)	5.92	3/14/2047	1,062,865	1,064,811
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	1,336,000	1,336,508
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2025-5C1, Cl. A2	4.91	3/15/2058	5,656,000	5,698,080
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1(b)	0.94	10/25/2058	517,513	498,979
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	4,686,955	4,239,562
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	2,278,034	2,298,441
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	5,571,979	5,609,771
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.85	2/10/2047	1,003,000	1,041,942
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	4,605,000	4,626,593
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	1,631,478	1,573,509
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	2,709,164	2,722,025
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	1,181,533	1,186,824
OBX Trust, Ser. 2025-NQM16, Cl. A1(b)	4.91	8/25/2065	3,450,174	3,440,364
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	3,622,905	3,622,330
OBX Trust, Ser. 2025-NQM19, Cl. A1(b)	4.87	10/25/2065	2,732,358	2,718,400
OBX Trust, Ser. 2026-NQM6, Cl. A3(b)	5.42	4/26/2066	3,375,147	3,369,546
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	2,860,514	2,721,721
PRPM LLC, Ser. 2025-RPL4, Cl. A2(b)	3.00	5/25/2055	1,819,702	1,696,170
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	3,652,909	3,668,918
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	773,470	740,730
US Bank C&I Credit-Linked Notes, Ser. 2025-SUP2, Cl. B1(b)	4.82	9/25/2032	1,588,033	1,579,198

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.9% (continued)
Commercial Mortgage Pass-Through Certificates — 4.9% (continued)
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069		1,710,161	1,718,447
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071		4,054,635	4,014,763
Total Commercial Mortgage-Backed (cost $125,498,286)					125,508,329
Convertible Corporate Bonds and Notes — 1.6%
Aerospace & Defense — .0%
AeroVironment, Inc., Sr. Unscd. Notes(d)	0.00	7/15/2030		300,000	305,100
Rheinmetall AG, Sr. Unscd. Bonds, Ser. B	2.25	2/7/2030	EUR	100,000	515,299
					820,399
Banks — .1%
Goldman Sachs Finance Corp. International Ltd., Gtd. Bonds(d)	0.00	5/7/2030	EUR	700,000	1,169,366
Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, Ser. 700h(d),(e)	0.00	3/7/2030		300,000	301,261
Morgan Stanley Finance LLC, Gtd. Notes, Ser. 1(d)	0.00	4/10/2028		400,000	570,325
					2,040,952
Chemicals — .0%
LG Chem Ltd., Sr. Unscd. Notes	1.75	6/16/2028		200,000	270,000
Consumer Discretionary — .0%
Liberty Media Corp.-Liberty Formula One, Sr. Unscd. Notes	2.25	8/15/2027		500,000	585,250
NCL Corp. Ltd., Gtd. Notes(b)	0.75	9/15/2030		100,000	93,717
NCL Corp., Ltd., Gtd. Notes	0.88	4/15/2030		200,000	210,750
					889,717
Diversified Financials — .0%
Cipher Digital, Inc., Sr. Unscd. Notes(b),(d)	0.00	10/1/2031		100,000	139,000
Citigroup Global Markets Holdings, Inc., Gtd. Notes(b)	0.80	2/5/2030	EUR	200,000	246,303
IREN Ltd., Sr. Unscd. Notes, Ser. 33(b)	1.00	6/1/2033		200,000	222,350
					607,653
Electronic Components — .2%
Hon Hai Precision Industry Co. Ltd., Sr. Unscd. Bonds(d)	0.00	10/24/2029		400,000	405,400
Ibiden Co. Ltd., Sr. Unscd. Bonds(d)	0.00	3/14/2031	JPY	50,000,000	968,829
Legrand SA, Sr. Unscd. Bonds	1.50	6/23/2033	EUR	500,000	682,868
Mirion Technologies, Inc., Sr. Unscd. Notes(b),(d)	0.00	10/1/2031		600,000	595,800
OSI Systems, Inc., Sr. Unscd. Notes(b)	0.50	2/1/2031		550,000	588,885
OSI Systems, Inc., Sr. Unscd. Notes	2.25	8/1/2029		150,000	245,213
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP	1.63	6/28/2031	EUR	700,000	918,708
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP	1.97	11/27/2030	EUR	200,000	320,728
					4,726,431
Energy — .1%
Liberty Energy, Inc., Sr. Unscd. Notes(b),(d)	0.00	3/1/2031		300,000	361,650
Liberty Energy, Inc., Sr. Unscd. Notes(b),(d)	0.00	3/1/2032		24,000	27,102
Northern Oil & Gas, Inc., Sr. Unscd. Notes	3.63	4/15/2029		900,000	957,600
					1,346,352
Environmental Control — .0%
Tetra Tech, Inc., Sr. Unscd. Notes	2.25	8/15/2028		200,000	219,070
Health Care — .2%
Alnylam Pharmaceuticals, Inc., Sr. Unscd. Notes(b),(d)	0.00	9/15/2028		600,000	557,625
ANI Pharmaceuticals, Inc., Sr. Unscd. Notes	2.25	9/1/2029		700,000	893,182
Arrowhead Pharmaceuticals, Inc., Sr. Unscd. Notes(d)	0.00	1/15/2032		300,000	342,120
Bridgebio Pharma, Inc., Sr. Unscd. Notes(b)	0.75	2/1/2033		100,000	99,490
Bridgebio Pharma, Inc., Sr. Unscd. Notes	2.25	2/1/2029		200,000	222,570

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Convertible Corporate Bonds and Notes — 1.6% (continued)
Health Care — .2% (continued)
CorMedix, Inc., Sr. Unscd. Bonds(b)	4.00	8/1/2030		100,000	99,160
Halozyme Therapeutics, Inc., Sr. Unscd. Notes(b),(d)	0.00	2/15/2031		200,000	194,800
Halozyme Therapeutics, Inc., Sr. Unscd. Notes	1.00	8/15/2028		200,000	254,900
Indivior Pharmaceuticals, Inc., Sr. Unscd. Notes(b)	0.63	3/15/2031		200,000	227,780
Ionis Pharmaceuticals, Inc., Sr. Unscd. Notes(b),(d)	0.00	12/1/2030		750,000	779,531
QIAGEN NV, Sr. Unscd. Bonds	2.50	9/10/2031		200,000	196,550
					3,867,708
Industrial — .2%
BWX Technologies, Inc., Gtd. Notes(b),(d)	0.00	11/1/2030		700,000	758,800
Daifuku Co. Ltd., Sr. Unscd. Bonds, Ser. 2028(d)	0.00	9/14/2028	JPY	50,000,000	622,784
Daifuku Co. Ltd., Sr. Unscd. Notes, Ser. 2030(d)	0.00	9/13/2030	JPY	30,000,000	381,336
Ferrovial SE, Sr. Unscd. Bonds	0.75	5/20/2031	EUR	600,000	727,247
Fluor Corp., Sr. Unscd. Notes	1.13	8/15/2029		300,000	403,125
Granite Construction, Inc., Sr. Unscd. Notes	3.25	6/15/2030		550,000	1,014,062
SPIE SA, Sr. Unscd. Bonds	2.00	1/17/2028	EUR	300,000	534,105
Vinci SA, Sr. Unscd. Bonds	0.70	2/18/2030	EUR	600,000	764,127
					5,205,586
Information Technology — .1%
Cloudflare, Inc., Sr. Unscd. Notes(d)	0.00	8/15/2026		300,000	349,135
Datadog, Inc., Sr. Unscd. Notes(d)	0.00	12/1/2029		500,000	504,625
DigitalOcean Holdings, Inc., Sr. Unscd. Notes(b),(d)	0.00	8/15/2030		300,000	773,700
Nebius Group NV, Sr. Unscd. Notes(b)	1.00	9/15/2030		250,000	323,825
Nebius Group NV, Sr. Unscd. Notes(b)	2.75	9/15/2032		200,000	253,800
Snowflake, Inc., Sr. Unscd. Notes(d)	0.00	10/1/2027		500,000	571,000
Strategy, Inc., Sr. Unscd. Notes	2.25	6/15/2032		250,000	305,475
					3,081,560
Insurance — .0%
Ping An Insurance Group Co. of China Ltd., Sr. Unscd. Bonds(d)	0.00	6/11/2030	HKD	2,000,000	313,438
Internet Software & Services — .1%
Alibaba Group Holding Ltd., Sr. Unscd. Notes(d)	0.00	9/15/2032		600,000	599,700
Alibaba Group Holding Ltd., Sr. Unscd. Notes	0.50	6/1/2031		150,000	216,788
DoorDash, Inc., Sr. Unscd. Notes(b),(d)	0.00	5/15/2030		700,000	669,200
Uber Technologies, Inc., Sr. Scd. Notes(b),(d)	0.00	5/15/2028		200,000	219,010
Uber Technologies, Inc., Sr. Unscd. Notes, Ser. 2028	0.88	12/1/2028		500,000	612,125
					2,316,823
Metals & Mining — .1%
Endeavour Silver Corp., Sr. Unscd. Bonds(b)	0.25	1/15/2031		200,000	219,100
Energy Fuels, Inc., Sr. Unscd. Notes(b)	0.75	11/1/2031		300,000	400,800
MMG Ltd., Sr. Unscd. Bonds(d)	0.00	10/8/2030		400,000	484,700
MP Materials Corp., Sr. Unscd. Bonds(b)	3.00	3/1/2030		100,000	315,950
Salzgitter AG, Sr. Unscd. Notes	3.38	10/22/2032	EUR	100,000	166,037
voestalpine AG, Sr. Unscd. Bonds	2.75	4/28/2028	EUR	400,000	565,642
					2,152,229
Real Estate — .0%
Compass, Inc., Gtd. Notes(b)	0.25	4/15/2031		500,000	440,250
Retailing — .0%
MINISO Group Holding Ltd., Sr. Unscd. Notes	0.50	1/14/2032		200,000	185,850
Semiconductors & Semiconductor Equipment — .1%
BE Semiconductor Industries NV, Sr. Unscd. Notes	1.88	4/6/2029	EUR	300,000	769,461

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Convertible Corporate Bonds and Notes — 1.6% (continued)
Semiconductors & Semiconductor Equipment — .1% (continued)
MACOM Technology Solutions Holdings, Inc., Sr. Unscd. Notes(d),(e)	0.00	12/15/2029		650,000	1,146,275
Veeco Instruments, Inc., Sr. Unscd. Notes	2.88	6/1/2029		300,000	548,175
					2,463,911
Technology Hardware & Equipment — .2%
CyberArk Software Ltd., Gtd. Notes(b),(d)	0.00	6/15/2030		900,000	982,080
Ferrotec Corp., Sr. Unscd. Bonds(d)	0.00	6/23/2028	JPY	50,000,000	676,440
Lumentum Holdings, Inc., Sr. Unscd. Notes(b)	0.38	3/15/2032		165,000	808,648
Parsons Corp., Sr. Unscd. Notes	2.63	3/1/2029		400,000	393,800
Seagate HDD Cayman, Gtd. Notes	3.50	6/1/2028		40,000	325,930
Western Digital Corp., Gtd. Notes	3.00	11/15/2028		65,000	747,211
Zscaler, Inc., Sr. Unscd. Notes(b),(d)	0.00	7/15/2028		250,000	227,375
					4,161,484
Telecommunication Services — .0%
A10 Networks, Inc., Sr. Unscd. Notes	2.75	4/1/2030		300,000	397,359
AST SpaceMobile, Inc., Sr. Unscd. Notes(b)	2.25	4/15/2036		300,000	280,200
AST SpaceMobile, Inc., Sr. Unscd. Notes(b)	2.38	10/15/2032		200,000	278,350
					955,909
Utilities — .2%
CenterPoint Energy, Inc., Sr. Unscd. Notes(b)	2.88	5/15/2029		100,000	100,960
CMS Energy Corp., Sr. Unscd. Notes	3.38	5/1/2028		700,000	784,875
Duke Energy Corp., Sr. Unscd. Notes(b)	3.00	3/15/2029		1,000,000	997,250
Evergy, Inc., Sr. Unscd. Notes	4.50	12/15/2027		500,000	682,125
Iberdrola Finanzas SA, Gtd. Notes, Ser. IBE(e)	1.50	3/27/2030	EUR	600,000	819,266
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	3/1/2027		700,000	1,018,325
Ormat Technologies, Inc., Sr. Unscd. Notes	2.50	7/15/2027		700,000	938,420
					5,341,221
Total Convertible Corporate Bonds and Notes (cost $36,813,881)					41,406,543
Corporate Bonds and Notes — 42.1%
Advertising — .3%
Omnicom Group, Inc., Sr. Unscd. Notes	5.30	6/2/2036		7,814,000	7,556,208
Aerospace & Defense — .2%
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050		5,601,000	5,461,383
Agriculture — .2%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030		1,546,000	1,648,572
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053		3,101,000	3,434,177
					5,082,749
Airlines — .9%
Air Canada Pass-Through Trust, Ser. 2020-2, Cl. A(b)	5.25	4/1/2029		643,133	648,949
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029		113,500	110,862
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029		163,302	157,411
American Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032		1,522,175	1,428,224
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038		2,267,000	2,218,478
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029		4,843,000	4,849,824
Avianca Midco 2 PLC, Sr. Scd. Notes(b),(e)	9.63	2/14/2030		3,451,000	3,255,587
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.75	10/20/2028		1,674,167	1,675,845
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032		5,349,553	5,056,651
United Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031		727,488	711,873
United Airlines Pass-Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027		472,021	480,731

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Airlines — .9% (continued)
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,761,155	1,831,379
United Airlines, Inc., Sr. Scd. Notes(b)	4.63	4/15/2029	1,436,000	1,418,388
				23,844,202
Automobiles & Components — 1.9%
American Axle & Manufacturing, Inc., Sr. Scd. Notes(b)	6.38	10/15/2032	1,466,000	1,464,062
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	2/15/2030	2,170,000	2,242,934
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000	3,003,793
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000	2,509,052
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	4,850,000	4,917,677
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(e)	5.87	10/31/2035	3,817,000	3,721,537
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	6,901,000	6,997,089
Forvia SE, Sr. Unscd. Notes(b)	6.75	9/15/2033	5,135,000	5,152,443
General Motors Financial Co., Inc., Sr. Unscd. Notes	4.20	10/27/2028	811,000	804,520
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.63	4/4/2032	5,007,000	5,137,449
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.90	1/7/2035	5,839,000	5,997,408
IHO Verwaltungs GmbH, Sr. Scd. Notes(b),(f)	7.38	5/15/2033	300,000	305,263
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	2,375,000	2,404,597
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	4,660,000	4,473,068
				49,130,892
Banks — 6.0%
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	6,132,000	6,228,704
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000	2,310,706
Bank of America Corp., Sub. Notes	5.52	10/25/2035	6,260,000	6,309,319
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	4,369,000	4,357,072
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000	3,759,481
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000	1,300,966
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	1,841,948
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	398,000	394,661
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	6,259,000	6,433,916
HSBC Holdings PLC, Jr. Sub. Notes(g)	7.00	9/24/2035	3,146,000	3,211,327
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	3,577,000	3,637,129
ING Groep NV, Jr. Sub. Bonds(g)	7.00	11/16/2032	3,627,000	3,761,373
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	5,300,000	4,797,159
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000	3,717,444
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000	6,819,676
Morgan Stanley, Sub. Notes	2.48	9/16/2036	9,465,000	8,196,626
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	3,565,000	3,531,908
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	2,450,000	2,494,823
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000	902,504
The Bank of Nova Scotia, Jr. Sub. Notes	7.35	4/27/2085	5,835,000	6,043,473
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000	694,221
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000	1,188,117
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000	1,810,936
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	9,810,000	10,659,964
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000	2,292,793
Truist Bank, Sub. Notes	4.63	9/17/2029	6,880,000	6,837,193
Truist Financial Corp., Sr. Unscd. Notes(e)	4.96	10/23/2036	12,564,000	12,146,577
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	4,765,000	4,905,170
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000	3,860,026
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000	1,217,106

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Banks — 6.0% (continued)
UBS Group AG, Sr. Unscd. Notes(b)	3.09	5/14/2032	722,000	663,719
UBS Group AG, Sr. Unscd. Notes(b)	5.70	2/8/2035	2,399,000	2,470,036
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	2,257,000	2,295,522
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	6,330,000	6,445,854
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000	3,862,720
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	6,190,000	6,709,877
Western Alliance Bank, Sub. Notes	6.54	11/15/2035	6,310,000	6,242,451
				154,352,497
Beverage Products — .0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000	1,353,739
Building Materials — .2%
Owens Corning, Sr. Unscd. Notes	3.50	2/15/2030	368,000	353,671
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	8.88	11/15/2031	4,837,000	5,067,445
				5,421,116
Chemicals — .8%
LYB International Finance III LLC, Gtd. Notes	5.13	1/15/2031	1,700,000	1,710,759
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	2,320,000	2,301,201
Sasol Financing USA LLC, Gtd. Notes(b)	8.75	4/10/2033	2,556,000	2,701,245
Syensqo Finance America LLC, Gtd. Notes(b)	5.85	6/4/2034	3,672,000	3,746,033
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	6,109,000	6,050,452
The Mosaic Company, Sr. Unscd. Notes	4.60	11/15/2030	3,268,000	3,241,231
				19,750,921
Commercial & Professional Services — 1.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	7.00	5/21/2030	3,523,000	3,641,091
Ashtead Capital, Inc., Gtd. Notes(b)	4.00	5/1/2028	1,386,000	1,367,414
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	2,656,000	2,758,747
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(e)	8.25	1/15/2030	4,765,000	4,895,228
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029	720,000	727,683
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000	742,688
ERAC USA Finance LLC, Gtd. Notes(b)	5.20	10/30/2034	2,830,000	2,865,769
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035	3,082,000	2,974,316
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	5,062,000	5,077,166
President & Fellows of Harvard College, Unscd. Bonds	3.30	7/15/2056	4,400,000	2,968,849
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	5,170,000	3,053,386
Triton Container International Ltd., Gtd. Notes(b)	3.15	6/15/2031	1,146,000	1,038,047
United Rentals North America, Inc., Gtd. Notes(b)	5.38	11/15/2033	4,238,000	4,194,296
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	1,241,000	725,196
				37,029,876
Consumer Discretionary — 1.3%
Carnival Corp., Gtd. Notes(b),(e)	6.13	2/15/2033	6,305,000	6,400,896
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	3,672,000	3,749,974
Flutter Treasury DAC, Sr. Scd. Bonds(b),(e)	5.88	6/4/2031	5,122,000	5,106,839
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000	4,987,581
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033	1,926,000	1,911,069
NCL Corp. Ltd., Sr. Unscd. Notes(b),(e)	6.75	2/1/2032	5,578,000	5,555,346
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.38	1/15/2036	1,117,000	1,098,079
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.75	11/15/2032	1,779,000	1,799,683
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	2,235,000	2,220,338
				32,829,805

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Diversified Financials — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.50	1/31/2056	2,414,000	2,459,004
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000	805,974
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	4,445,000	4,443,698
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.75	10/1/2031	1,539,000	1,578,223
Ally Financial, Inc., Jr. Sub. Notes, Ser. D(g)	7.10	8/15/2031	3,895,000	3,893,375
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	1,246,000	1,233,210
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031	1,482,000	1,457,225
Ares Capital Corp., Sr. Unscd. Notes(e)	5.25	4/12/2031	4,321,000	4,204,364
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	8,133,000	7,825,849
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,775,000	6,356,435
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	6,219,000	6,336,904
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	2,934,000	2,877,727
LSEG Finance PLC, Gtd. Notes(b)	2.50	4/6/2031	291,000	263,432
Lseg US Fin Corp., Gtd. Notes(b)	5.25	3/23/2036	1,924,000	1,918,034
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	4,971,000	4,994,254
Voya Financial, Inc., Gtd. Notes	5.05	3/2/2036	7,779,000	7,531,732
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	5,090,000	4,904,231
				63,083,671
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	1,379,000	1,343,512
Energy — 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Bonds(b)	5.75	10/15/2033	2,405,000	2,401,627
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(b)	6.00	2/1/2034	5,115,000	5,150,605
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	2,220,000	2,291,801
Cheniere Energy Partners LP, Gtd. Notes	5.55	10/30/2035	2,142,000	2,187,937
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	1,357,152
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	5,449,000	5,610,034
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.00	11/17/2032	3,722,000	3,697,358
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	2,536,000	2,442,014
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	1,552,000	1,552,359
CVR Energy, Inc., Gtd. Notes(b)	7.88	2/15/2034	6,418,000	6,441,528
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	2,505,000	2,568,727
Empresa Nacional del Petroleo, Sr. Unscd. Notes(b)	5.95	7/30/2034	681,000	704,753
Enbridge, Inc., Sub. Notes	7.38	3/15/2055	5,806,000	6,142,347
Energean Israel Finance Ltd., Sr. Scd. Notes(b)	5.88	3/30/2031	2,600,000	2,495,750
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	5,088,000	5,126,928
Eni SpA, Sr. Unscd. Notes(b)	5.75	5/19/2035	1,634,000	1,693,689
Enterprise Products Operating LLC, Gtd. Notes, Ser. E	5.25	8/16/2077	2,360,000	2,363,257
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,224,000	1,235,919
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	6,342,000	6,661,320
Harbour Energy PLC, Sr. Unscd. Notes(b)	6.33	4/1/2035	6,065,000	6,244,007
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	2,195,000	2,223,336
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	4,437,000	4,638,187
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	2,765,000	2,890,962
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	2,163,000	2,212,091
Kodiak Gas Services LLC, Gtd. Notes(b)	6.50	10/1/2033	528,000	540,375
Marathon Petroleum Corp., Sr. Unscd. Notes	5.70	3/1/2035	4,010,000	4,121,504
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	1,000,000	1,046,994
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000	853,957

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Energy — 5.8% (continued)
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	2,461,000	2,465,695
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	1,049,502
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	3.25	7/15/2031	2,644,000	2,426,238
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	6,792,000	7,879,061
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000	1,419,413
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000	823,669
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	4,799,000	4,852,361
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	6,220,000	5,042,305
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	5,046,000	5,065,109
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	1,483,000	1,480,008
SM Energy Co., Gtd. Notes(b)	8.75	7/1/2031	4,870,000	5,110,744
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	2,093,000	2,108,336
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000	1,134,544
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	2,400,000	2,489,400
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	3.88	11/1/2033	5,505,000	4,908,936
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	8,191,000	8,451,007
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	855,000	896,802
YPF SA, Sr. Unscd. Notes(b)	8.75	9/11/2031	2,160,000	2,294,892
				146,794,540
Environmental Control — .0%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	1,364,000	1,343,443
Food Products — .9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.75	3/31/2034	878,000	855,846
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)	6.00	8/1/2032	6,350,000	6,284,091
Industrial F&B Investments III, Inc., Sr. Scd. Notes(b)	7.75	2/11/2033	5,037,000	5,094,100
MARB BondCo PLC, Gtd. Bonds(b)	3.95	1/29/2031	898,000	805,422
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033	3,705,000	3,705,949
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000	5,573,732
The J.M. Smucker Company, Sr. Unscd. Notes(e)	6.50	11/15/2053	921,000	966,413
				23,285,553
Health Care — 1.6%
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	1,659,000	1,596,409
Bayer US Finance II LLC, Gtd. Notes(b)	4.63	6/25/2038	1,807,000	1,626,809
Bayer US Finance LLC, Gtd. Notes(b)	6.50	11/21/2033	2,095,000	2,230,833
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000	2,524,398
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032	3,715,000	3,814,655
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000	843,117
HCA, Inc., Gtd. Notes	4.90	11/15/2035	5,212,000	5,047,033
HCA, Inc., Gtd. Notes	5.45	9/15/2034	1,904,000	1,927,960
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	1,980,386
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	3,944,000	3,595,592
The Cigna Group, Gtd. Notes	4.80	8/15/2038	7,850,000	7,385,773
The Cigna Group, Sr. Unscd. Notes	5.25	1/15/2036	3,110,000	3,120,972
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000	2,219,703
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.35	12/1/2028	2,323,000	2,372,890
				40,286,530
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	5,029,000	4,838,886

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Information Technology — 1.3%
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	1,879,000	1,891,346
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	3,241,000	3,224,370
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000	806,495
OAK-Eagle Acquireco, Inc., Sr. Scd. Notes(b)	7.25	7/1/2033	1,076,000	1,109,217
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	14,280,000	8,280,153
Oracle Corp., Sr. Unscd. Notes(e)	4.45	9/26/2030	7,650,000	7,380,276
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	7,504,000	7,492,724
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000	3,237,866
				33,422,447
Insurance — 1.2%
Allianz SE, Jr. Sub. Bonds(b),(g)	3.20	10/30/2027	1,800,000	1,728,955
Allianz SE, Jr. Sub. Notes(b),(g)	6.50	10/30/2034	2,600,000	2,602,751
American International Group, Inc., Sr. Unscd. Notes(e)	4.38	6/30/2050	4,150,000	3,364,811
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	976,000	986,232
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	4,149,000	4,127,697
Corebridge Financial, Inc., Jr. Sub. Notes(g)	6.88	12/1/2030	2,528,000	2,601,704
Liberty Mutual Group, Inc., Gtd. Notes(b)	5.25	5/1/2036	2,868,000	2,821,740
MetLife, Inc., Sub. Notes	5.85	3/15/2056	7,805,000	7,702,713
Nippon Life Insurance Co., Sub. Notes(b),(e)	6.50	4/30/2055	4,081,000	4,303,386
				30,239,989
Internet Software & Services — .5%
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	5,108,000	4,693,450
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056	4,614,000	4,630,379
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	2,580,000	2,513,390
				11,837,219
Materials — .4%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	3,513,000	3,556,029
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	4,890,000	4,629,752
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	1,137,000	1,144,415
				9,330,196
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.38	5/1/2047	1,446,000	1,156,923
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.55	6/1/2034	4,270,000	4,418,133
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	3,765,000	3,527,430
Sirius XM Radio LLC, Gtd. Notes(b),(e)	5.88	4/15/2032	3,242,000	3,189,762
				12,292,248
Metals & Mining — .8%
ArcelorMittal SA, Sr. Unscd. Notes	7.00	10/15/2039	1,702,000	1,879,385
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	5,010,000	5,021,232
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	6.30	9/8/2053	3,735,000	3,814,335
First Quantum Minerals Ltd., Gtd. Notes(b)	6.38	2/15/2036	389,000	382,657
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030	4,967,000	5,045,674
Navoi Mining & Metallurgical Combinat, Sr. Unscd. Bonds(b)	6.75	5/14/2030	1,709,000	1,780,425
Vedanta Resources Finance II PLC, Gtd. Notes(b)	9.13	10/15/2032	2,040,000	2,123,556
				20,047,264
Real Estate — 3.5%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	2,533,000	2,550,481
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035	4,624,000	4,583,543

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Real Estate — 3.5% (continued)
Boston Properties LP, Sr. Unscd. Notes	5.75	1/15/2035	5,600,000	5,628,329
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	4,515,000	4,566,366
CubeSmart LP, Gtd. Notes	3.00	2/15/2030	6,420,000	6,057,401
CubeSmart LP, Gtd. Notes(e)	5.13	11/1/2035	7,058,000	6,991,674
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000	5,000,274
Extra Space Storage LP, Gtd. Notes	4.95	1/15/2033	3,418,000	3,390,470
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000	7,483,470
Iron Mountain, Inc., Gtd. Notes(b)	6.25	1/15/2033	2,520,000	2,560,350
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	4,960,000	4,824,803
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000	1,068,736
Kite Realty Group LP, Sr. Unscd. Notes	4.95	12/15/2031	2,393,000	2,392,809
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000	2,074,149
Prologis Targeted US Logistics Fund LP, Gtd. Notes(b)	4.75	1/15/2036	5,063,000	4,863,783
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	2,475,000	2,238,097
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	3,251,000	2,905,926
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	2,825,000	2,797,590
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032	4,843,000	4,898,070
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028	2,049,000	2,053,115
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026	4,625,000	4,593,862
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	5,118,000	5,128,097
				88,651,395
Retailing — .8%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	4,791,000	4,596,796
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000	2,173,028
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030	7,874,000	7,836,362
Macy’s Retail Holdings LLC, Gtd. Notes(b)	7.38	8/1/2033	3,690,000	3,848,183
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	866,000	857,249
				19,311,618
Semiconductors & Semiconductor Equipment — .9%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.19	11/15/2036	5,994,000	5,032,363
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.30	1/25/2039	8,147,000	8,657,591
Intel Corp., Sr. Unscd. Notes(e)	5.60	2/21/2054	3,884,000	3,611,693
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000	4,915,254
				22,216,901
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031	2,500,000	2,306,445
Technology Hardware & Equipment — .5%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.25	4/1/2033	5,323,000	5,341,613
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	2,708,000	2,447,898
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	5,221,000	5,153,216
				12,942,727
Telecommunication Services — .9%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000	1,019,113
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	9,905,000	8,377,598
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031	1,849,000	1,962,837
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000	2,532,501
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	5,058,000	4,916,894
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	3,745,000	3,621,773
				22,430,716

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Transportation — .1%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036	1,245,000	1,212,444
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	1,544,000	1,605,970
				2,818,414
Utilities — 6.4%
Alliant Energy Corp., Jr. Sub. Notes	5.75	4/1/2056	1,688,000	1,660,274
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	7,985,000	8,510,086
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000	3,407,189
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000	4,511,988
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	5,911,000	6,033,304
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	5,521,000	5,092,387
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000	2,869,721
Duke Energy Corp., Jr. Sub. Notes(e)	6.45	9/1/2054	4,780,000	4,996,348
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	583,000	596,171
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053	3,546,000	3,774,038
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	1,492,000	1,515,031
Enel Finance International NV, Gtd. Notes(b)	7.50	10/14/2032	871,000	983,945
Entergy Corp., Jr. Sub. Notes	6.10	6/15/2056	7,585,000	7,562,592
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055	6,675,000	6,792,273
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056	4,777,000	4,777,273
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000	1,220,653
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	5,764,000	5,979,159
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000	904,060
Generadora de Gatun SA, Sr. Scd. Notes(b)	6.87	9/30/2044	321,000	321,000
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033	1,611,000	1,617,238
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000	1,752,434
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	7,329,000	7,276,786
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000	1,173,590
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.50	8/15/2055	5,844,000	6,094,532
Niagara Mohawk Power Corp., Sr. Unscd. Notes(b)	5.66	1/17/2054	878,000	825,268
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056	6,337,000	6,358,400
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000	1,252,372
NRG Energy, Inc., Gtd. Notes(b)	5.88	5/15/2034	4,132,000	4,119,015
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032	4,302,000	4,290,206
PacifiCorp, Jr. Sub. Notes	7.13	8/15/2056	3,030,000	3,021,235
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036	1,273,000	1,240,761
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	5,135,000	5,136,385
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	5,135,000	5,085,527
Pinnacle West Capital Corp., Sr. Unscd. Notes	5.15	5/15/2030	1,847,000	1,878,972
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.45	4/1/2034	2,403,000	2,456,376
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000	1,671,256
Puget Energy, Inc., Jr. Sub. Notes(b)	7.25	9/15/2056	4,430,000	4,457,072
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000	1,633,788
Sempra, Jr. Sub. Notes	6.55	4/1/2055	2,410,000	2,435,941
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	3,062,000	3,023,417
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030	4,705,000	4,782,126
Spire, Inc., Jr. Sub. Bonds	6.45	6/1/2056	3,750,000	3,775,391
The Southern Company, Jr. Sub. Notes, Ser. 2025	6.38	3/15/2055	7,975,000	8,218,963
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.25	10/15/2035	3,532,000	3,429,702

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 42.1% (continued)
Utilities — 6.4% (continued)
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.35	1/31/2036		2,365,000	2,311,643
WEC Energy Group, Inc., Jr. Sub. Notes	5.63	5/15/2056		1,853,000	1,842,282
					162,668,170
Total Corporate Bonds and Notes (cost $1,075,181,261)					1,073,305,272
Foreign Governmental — 8.9%
Argentine Republic, Sr. Unscd. Bonds(h)	3.50	7/9/2041		3,625,000	2,506,688
Brazil, Sr. Unscd. Notes	5.50	11/6/2030		1,266,000	1,290,434
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	3,900,000	4,577,647
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		4,954,000	4,931,707
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		4,700,000	4,735,955
Colombia, Sr. Unscd. Bonds	5.63	2/19/2036	EUR	3,292,000	3,663,670
Dominican Republic, Sr. Unscd. Notes(b)	5.88	10/28/2035		3,750,000	3,674,812
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		5,412,000	5,460,437
Ecuador, Sr. Unscd. Notes(b)	9.25	1/29/2039		543,000	563,363
Gabon, Sr. Unscd. Notes(b)	7.00	11/24/2031		2,200,000	1,830,748
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054		2,650,000	2,491,785
Israel, Sr. Unscd. Notes, Ser. 30Y	5.88	1/13/2056		3,070,000	2,949,129
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	19,546,000	22,047,779
Japan (30 Year Issue), Bonds, Ser. 83	2.20	6/20/2054	JPY	1,355,000,000	6,358,863
Japan (30 Year Issue), Bonds, Ser. 86	2.40	3/20/2055	JPY	1,355,000,000	6,630,027
Japan (30 Year Issue), Bonds, Ser. 87	2.80	6/20/2055	JPY	2,980,000,000	15,901,994
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		6,377,000	6,230,515
Mexico, Sr. Unscd. Notes	5.38	3/22/2033		3,084,000	3,034,810
Mexico, Sr. Unscd. Notes	6.63	1/29/2038		4,147,000	4,283,022
New South Wales Treasury Corp., Govt. Gtd. Notes	4.25	2/20/2036	AUD	36,485,000	23,570,504
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		3,698,000	4,057,349
Panama, Sr. Unscd. Notes	5.66	2/23/2038		1,160,000	1,169,280
Queensland Treasury Corp., Govt. Gtd. Notes(b)	5.25	7/21/2036	AUD	34,055,000	23,676,933
Republic of Kenya, Sr. Unscd. Notes(b)	8.70	2/26/2039		1,719,000	1,624,467
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	6.13	4/14/2056		3,848,000	3,866,109
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		1,626,000	1,534,249
Romania, Bonds(b),(e)	6.63	5/16/2036		3,600,000	3,639,131
Romania, Sr. Unscd. Notes(b)	4.63	3/4/2033	EUR	2,395,000	2,665,251
Romania, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	2,356,000	2,577,951
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		6,250,000	6,019,968
Treasury Corp. of Victoria, Govt. Gtd. Notes	4.75	9/15/2036	AUD	34,540,000	22,963,747
Ukraine, Sr. Unscd. Bonds(b),(h)	4.00	2/1/2032		2,575,000	1,977,266
United Kingdom Gilt, Bonds	1.50	7/31/2053	GBP	42,467,000	24,327,466
Total Foreign Governmental (cost $234,767,143)					226,833,056
Municipal Securities — .1%
University of Michigan, Revenue Bonds, Refunding, Ser. C (cost $2,449,000)	3.60	4/1/2047		2,449,000	2,007,903
U.S. Government Agencies Collateralized Mortgage Obligations — .8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA(i)	1.00	8/15/2047		2,773,638	2,562,693
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040		3,234,731	3,288,597
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038		1,446,713	1,425,594
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047		4,322,064	3,988,477
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048		375,122	336,498

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Collateralized Mortgage Obligations — .8% (continued)
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	543,517	499,320
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	1,633,349	1,504,228
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051	4,210,726	3,725,677
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.63	11/20/2051	1,122,667	1,151,525
Government National Mortgage Association, Ser. 2024-204, Cl. EF, (1 Month SOFRCOMPOUND +2.35%)(c)	5.99	12/20/2054	2,286,397	2,307,480
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $22,385,190)				20,790,089
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1(i) (cost $213,377)	6.10	10/25/2047	214,686	215,104

U.S. Government Agencies Mortgage-Backed — 27.5%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2052(i)	32,663,864	26,473,945
2.50%, 11/1/2050-2/1/2052(i)	58,182,939	49,738,934
3.00%, 9/1/2047-7/1/2052(i)	8,031,104	7,137,734
3.50%, 12/1/2048(i)	23,461,847	21,635,320
4.50%, 10/1/2052-5/1/2053(i)	7,520,650	7,333,329
5.00%, 9/1/2052-12/1/2054(i)	64,268,308	64,143,083
5.50%, 9/1/2052-3/1/2055(i)	41,393,370	42,089,645
Federal National Mortgage Association:
2.00%, 3/1/2036-3/1/2052(i)	80,191,213	65,901,341
2.50%, 5/1/2037-10/1/2051(i)	5,530,653	5,085,054
2.50%, 5/1/2056(i),(j)	26,000,000	21,775,399
3.00%, 10/1/2030-2/1/2052(i)	47,412,622	42,349,076
3.50%, 11/1/2042(i)	2,141,091	2,013,475
3.50%, 5/1/2056(i),(j)	2,900,000	2,640,075
4.00%, 5/1/2056(i),(j)	6,000,000	5,627,579
4.50%, 3/1/2038-6/1/2053(i)	14,340,119	14,060,998
4.50%, 5/1/2056(i),(j)	10,000,000	9,620,401
5.00%, 8/1/2040-8/1/2055(i)	45,918,300	45,987,335
5.50%, 6/1/2054-9/1/2054(i)	23,981,716	24,467,770
5.50%, 5/1/2040-5/1/2056(i),(j)	73,400,000	74,240,401
6.00%, 2/1/2054-9/1/2054(i)	27,365,718	28,296,844
6.00%, 5/1/2053(i),(j)	9,000,000	9,188,899
6.50%, 5/1/2053(i)	838,785	861,748
7.00%, 2/1/2053(i)	1,012,601	1,057,678
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044	1,307,551	1,212,341
4.00%, 10/15/2039-6/15/2045	2,746,368	2,630,308
4.50%, 4/15/2039-10/15/2041	2,186,867	2,170,934
Government National Mortgage Association II:
2.00%, 10/20/2050-3/20/2052	23,259,535	19,102,212
2.50%, 10/20/2046-10/20/2052	52,208,275	44,626,158
3.00%, 8/20/2046-9/20/2052	7,055,597	6,321,247
3.50%, 9/20/2042-3/20/2050	15,275,820	14,125,169
4.00%, 10/20/2047-3/20/2055	24,049,654	22,493,952
4.00%, 11/20/2052, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)	4,332,669	4,344,644
4.02%, 7/20/2053, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)	6,358,881	6,274,882

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 27.5% (continued)
4.50%, 7/20/2048	1,062,122	1,043,013
6.00%, 5/20/2054	3,038,376	3,111,351
7.00%, 2/20/2054	634,189	659,453
Total U.S. Government Agencies Mortgage-Backed (cost $712,943,359)		699,841,727

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 4.5%
U.S. Treasury Bonds(e)	4.63	11/15/2045	3,355,000	3,206,122
U.S. Treasury Bonds(e)	4.63	11/15/2055	10,000,000	9,432,031
U.S. Treasury Bonds(k)	4.88	8/15/2045	5,906,000	5,834,482
U.S. Treasury Bonds(k)	5.00	5/15/2045	52,830,000	53,052,877
U.S. Treasury Inflation Indexed Bonds(l)	0.13	2/15/2052	7,794,696	4,064,588
U.S. Treasury Inflation Indexed Bonds(l)	2.38	2/15/2055	25,476,006	23,662,072
U.S. Treasury Notes	4.38	11/30/2030	15,845,000	16,083,603
Total U.S. Treasury Securities (cost $118,076,636)				115,335,775

	1-Day Yield (%)	Shares
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(m) (cost $5,403,667)	3.70	5,403,667	5,403,667
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(m) (cost $17,934,341)	3.70	17,934,341	17,934,341
Total Investments (cost $2,686,693,778)		104.4%	2,662,200,013
Liabilities, Less Cash and Receivables		(4.4%)	(113,062,628)
Net Assets		100.0%	2,549,137,385

AUD—Australian Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $858,625,770 or 33.7% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security issued with a zero coupon.

SCHEDULE OF INVESTMENTS (continued)
(e)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $46,800,860 and the value of the collateral was
$48,544,620, consisting of cash collateral of $17,934,341 and U.S. Government & Agency securities valued at $30,610,279.  In addition, the value of collateral may include pending sales that are also on loan.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(h)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(i)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(j)	Purchased on a forward commitment basis.
(k)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(l)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(m)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.0%)
Federal National Mortgage Association:
2.50%, 5/1/2041(a),(b)	(10,000,000)	(9,413,708)
5.00%, 5/1/2056(a),(b)	(41,913,000)	(41,297,911)
Total Sale Commitments (Proceeds $50,864,013)		(50,711,619)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 4/30/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	23,613,434	762,890,210	(781,099,977)	5,403,667	404,667
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	23,963,436	305,561,578	(311,590,673)	17,934,341	116,102††
Total - .9%	47,576,870	1,068,451,788	(1,092,690,650)	23,338,008	520,769

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	1,243	6/30/2026	259,586,034	257,456,375	(2,129,659)
5 Year U.S. Treasury Note	2,914	6/30/2026	316,839,012	314,233,930	(2,605,082)
10 Year U.S. Treasury Note	34	6/18/2026	3,763,435	3,760,187	(3,248)
Australian 10-Year Bond	1,639	6/15/2026	128,167,599(a)	126,334,143	(1,833,456)

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Euro-Bund	271	6/8/2026	40,614,390(a)	39,871,895	(742,495)
Ultra U.S. Treasury Bond	826	6/18/2026	95,638,690	95,015,813	(622,877)
Futures Short
Euro-Buxl 30 Year Bond	156	6/8/2026	20,426,014(a)	19,953,083	472,931
Euro-OAT	351	6/8/2026	50,051,326(a)	49,133,414	917,912
Japanese 10 Year Bond	105	6/15/2026	88,490,137(a)	86,693,494	1,796,643
Long Gilt	350	6/26/2026	43,764,652(a)	41,239,571	2,525,081
Ultra 10 Year U.S. Treasury Note	1,411	6/18/2026	159,346,834	159,244,585	102,249
Gross Unrealized Appreciation					5,814,816
Gross Unrealized Depreciation					(7,936,817)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	30,867,705	Japanese Yen	4,874,611,000	5/12/2026	(301,086)
United States Dollar	2,221,422	Australian Dollar	3,099,000	5/12/2026	(9,219)
United States Dollar	451,600	Swedish Krona	4,202,000	5/12/2026	(3,813)
United States Dollar	65,440,094	Australian Dollar	94,119,000	5/12/2026	(2,306,184)
BNP Paribas Corp.
United States Dollar	8,307,445	Euro	7,000,000	6/2/2026	79,183
Citigroup Global Markets, Inc.
United States Dollar	252,519	Japanese Yen	40,000,000	6/2/2026	(3,715)
Goldman Sachs & Co. LLC
Euro	600,000	United States Dollar	702,335	5/12/2026	2,250
United States Dollar	26,304,268	British Pound	19,754,000	5/12/2026	(575,654)
British Pound	660,000	United States Dollar	891,028	5/12/2026	7,056
United States Dollar	500,885	Swedish Krona	4,693,000	5/12/2026	(7,742)
United States Dollar	2,227,367	Japanese Yen	345,000,000	6/2/2026	17,355
Japanese Yen	50,000,000	United States Dollar	319,206	6/2/2026	1,086
United States Dollar	295,486	Euro	250,000	6/2/2026	1,619
United States Dollar	352,792	Hong Kong Dollar	2,750,000	6/2/2026	1,237
J.P. Morgan Securities LLC
Euro	370,000	United States Dollar	432,560	6/2/2026	2,362
United States Dollar	35,597	Australian Dollar	50,000	6/2/2026	(379)
United States Dollar	694,640	Euro	600,000	6/2/2026	(10,639)
United States Dollar	170,102	Japanese Yen	27,000,000	6/2/2026	(2,855)

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC
United States Dollar	32,876,122	Euro	28,481,000	5/12/2026	(569,400)
Gross Unrealized Appreciation					112,148
Gross Unrealized Depreciation					(3,790,686)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 45, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	50,725,153	(4,829,031)	(3,129,453)	(1,699,578)
Gross Unrealized Depreciation					(1,699,578)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.64%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	23,120,905	(735,875)	—	(735,875)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	23,120,905	(727,777)	—	(727,777)
SEK - 3 Month STIBOR at 2.00%	SEK - 12 Month Fixed at 2.75%	11/6/2035	22,577,239	180,018	—	180,018
SEK - 3 Month STIBOR at 2.02%	SEK - 12 Month Fixed at 2.71%	11/6/2035	22,577,239	424,660	—	424,660
GBP Maturity Fixed at 3.18%	GBP - UKRPI at Maturity	2/15/2056	19,771,697	(560,788)	(39,630)	(521,158)
Gross Unrealized Appreciation						604,678
Gross Unrealized Depreciation						(1,984,810)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $46,800,860)—Note 1(c):
Unaffiliated issuers	2,663,355,770	2,638,862,005
Affiliated issuers	23,338,008	23,338,008
Cash denominated in foreign currency	2,047,684	2,054,029
Cash collateral held by broker—Note 4		21,198,840
Receivable for investment securities sold—TBA		80,871,442
Dividends, interest and securities lending income receivable		21,835,032
Receivable for shares of Common Stock subscribed		3,402,740
Receivable for investment securities sold		2,530,964
Receivable for swap variation margin—Note 4		181,439
Tax reclaim receivable—Note 1(b)		152,414
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		112,148
Prepaid expenses		100,201
		2,794,639,262
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		936,887
Cash overdraft due to Custodian		145,753
Payable for investment securities purchased—TBA		153,522,413
TBA sale commitments, at value (proceeds $50,864,013)—Note 4		50,711,619
Liability for securities on loan—Note 1(c)		17,934,341
Payable for investment securities purchased		12,771,328
Payable for shares of Common Stock redeemed		4,910,020
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		3,790,686
Payable for futures variation margin—Note 4		363,867
Directors’ fees and expenses payable		56,716
Other accrued expenses		358,247
		245,501,877
Net Assets ($)		2,549,137,385
Composition of Net Assets ($):
Paid-in capital		2,809,459,553
Total distributable earnings (loss)		(260,322,168)
Net Assets ($)		2,549,137,385

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	492,311,061	20,734,424	1,996,821,521	39,270,379
Shares Outstanding	53,510,062	2,252,932	217,051,079	4,267,154
Net Asset Value Per Share ($)	9.20	9.20	9.20	9.20
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2026

Investment Income ($):
Income:
Interest (net of $33,069 foreign taxes withheld at source)	124,938,657
Dividends:
Affiliated issuers	404,667
Affiliated income net of rebates from securities lending—Note 1(c)	116,102
Total Income	125,459,426
Expenses:
Management fee—Note 3(a)	8,812,437
Shareholder servicing costs—Note 3(c)	3,168,573
Directors’ fees and expenses—Note 3(d)	300,023
Prospectus and shareholders’ reports	206,657
Distribution plan fees—Note 3(b)	160,769
Registration fees	149,253
Professional fees	128,888
Loan commitment fees—Note 2	64,545
Custodian fees—Note 3(c)	51,622
Chief Compliance Officer fees—Note 3(c)	27,572
Shareholder and regulatory reports service fees—Note 3(c)	26,708
Miscellaneous	102,389
Total Expenses	13,199,436
Less—reduction in expenses due to undertaking—Note 3(a)	(352,896)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,582)
Net Expenses	12,841,958
Net Investment Income	112,617,468
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,788,708)
Net realized gain (loss) on TBA sale commitments	(41,123)
Net realized gain (loss) on futures	(984,891)
Net realized gain (loss) on forward foreign currency exchange contracts	52,523
Net realized gain (loss) on swap agreements	(3,008,172)
Net Realized Gain (Loss)	(9,770,371)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	21,146,098
Net change in unrealized appreciation (depreciation) on TBA sale commitments	152,394
Net change in unrealized appreciation (depreciation) on futures	(5,441,782)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,948,674)
Net change in unrealized appreciation (depreciation) on swap agreements	(2,588,122)
Net Change in Unrealized Appreciation (Depreciation)	11,319,914
Net Realized and Unrealized Gain (Loss) on Investments	1,549,543
Net Increase in Net Assets Resulting from Operations	114,167,011
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2026	2025
Operations ($):
Net investment income	112,617,468	93,858,835
Net realized gain (loss) on investments	(9,770,371)	(35,291,213)
Net change in unrealized appreciation (depreciation) on investments	11,319,914	89,855,012
Net Increase (Decrease) in Net Assets Resulting from Operations	114,167,011	148,422,634
Distributions ($):
Distributions to shareholders:
Class A	(22,752,666)	(14,765,285)
Class C	(799,763)	(765,425)
Class I	(92,568,750)	(77,041,957)
Class Y	(1,875,714)	(1,234,260)
Total Distributions	(117,996,893)	(93,806,927)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	66,489,752	118,841,264
Class C	4,280,054	5,180,268
Class I	659,138,612	953,464,099
Class Y	10,591,620	24,700,471
Net assets received in connection with reorganization(a)	-	167,769,135
Distributions reinvested:
Class A	21,411,130	13,840,298
Class C	799,747	765,351
Class I	92,501,012	76,922,481
Class Y	991,190	810,556
Cost of shares redeemed:
Class A	(102,825,174)	(109,793,650)
Class C	(6,708,929)	(5,000,466)
Class I	(604,811,108)	(719,368,792)
Class Y	(9,509,582)	(5,613,072)
Increase (Decrease) in Net Assets from Capital Stock Transactions	132,348,324	522,517,943
Total Increase (Decrease) in Net Assets	128,518,442	577,133,650
Net Assets ($):
Beginning of Period	2,420,618,943	1,843,485,293
End of Period	2,549,137,385	2,420,618,943

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended April 30,
	2026	2025
Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	7,167,160	12,852,182
Shares issued in connection with reorganization(a)	-	18,019,461
Shares issued for distributions reinvested	2,308,541	1,500,539
Shares redeemed	(11,100,183)	(11,878,484)
Net Increase (Decrease) in Shares Outstanding	(1,624,482)	20,493,698
Class C(b)
Shares sold	461,616	557,096
Shares issued in connection with reorganization(a)	-	21,480
Shares issued for distributions reinvested	86,209	82,910
Shares redeemed	(724,222)	(542,349)
Net Increase (Decrease) in Shares Outstanding	(176,397)	119,137
Class I(c)
Shares sold	71,099,028	103,087,970
Shares issued in connection with reorganization(a)	-	172,379
Shares issued for distributions reinvested	9,974,532	8,337,483
Shares redeemed	(65,373,654)	(78,474,408)
Net Increase (Decrease) in Shares Outstanding	15,699,906	33,123,424
Class Y
Shares sold	1,143,821	2,618,901
Shares issued in connection with reorganization(a)	-	92
Shares issued for distributions reinvested	106,862	87,837
Shares redeemed	(1,027,467)	(609,688)
Net Increase (Decrease) in Shares Outstanding	223,216	2,097,142

(a)
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired
Fund”) were transferred to the fund in a tax free exchange at cost basis for Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value.

(b)	During the period ended April 30, 2026, 2,094 Class C shares representing $19,484 were automatically converted to 2,095 Class A shares.
(c)	During the period ended April 30, 2025, 11,555 Class A shares representing $109,986 were exchanged for 11,555 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended April 30,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.61	10.86
Investment Operations:
Net investment income(a)	.40	.38	.36	.30	.22
Net realized and unrealized gain (loss) on investments	.00 (b)	.32	(.38 )	(.34 )	(1.14)
Total from Investment Operations	.40	.70	(.02 )	(.04 )	(.92 )
Distributions:
Dividends from net investment income	(.38 )	(.37 )	(.35 )	(.30 )	(.23 )
Dividends from net realized gain on investments	(.03 )	(.02 )	-	-	(.10 )
Total Distributions	(.41 )	(.39 )	(.35 )	(.30 )	(.33 )
Net asset value, end of period	9.20	9.21	8.90	9.27	9.61
Total Return (%)(c)	4.47	7.86	(.17 )	(.39 )	(8.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.71	.72	.74	.72
Ratio of net expenses to average net assets(d)	.70 (e)	.70 (e)	.70 (e)	.70 (e)	.70
Ratio of net investment income to average net assets(d)	4.29 (e)	4.17 (e)	4.01 (e)	3.20 (e)	2.03
Portfolio Turnover Rate	83.07 (f)	111.76	66.05	57.85	68.40
Net Assets, end of period ($ x 1,000)	492,311	507,558	308,264	310,009	341,370

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2026 was 71.32%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.62	10.87
Investment Operations:
Net investment income(a)	.33	.31	.29	.22	.14
Net realized and unrealized gain (loss) on investments	.00 (b)	.32	(.37 )	(.34 )	(1.14)
Total from Investment Operations	.33	.63	(.08 )	(.12 )	(1.00)
Distributions:
Dividends from net investment income	(.31 )	(.30 )	(.29 )	(.23 )	(.15 )
Dividends from net realized gain on investments	(.03 )	(.02 )	-	-	(.10 )
Total Distributions	(.34 )	(.32 )	(.29 )	(.23 )	(.25 )
Net asset value, end of period	9.20	9.21	8.90	9.27	9.62
Total Return (%)(c)	3.69	7.06	(.92 )	(1.23)	(9.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50	1.49	1.52	1.54	1.49
Ratio of net expenses to average net assets(d)	1.45 (e)	1.45 (e)	1.45 (e)	1.45 (e)	1.45
Ratio of net investment income to average net assets(d)	3.54 (e)	3.41 (e)	3.26 (e)	2.45 (e)	1.28
Portfolio Turnover Rate	83.07 (f)	111.76	66.05	57.85	68.40
Net Assets, end of period ($ x 1,000)	20,734	22,368	20,570	16,932	17,471

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2026 was 71.32%.
See notes to financial statements.

	Year Ended April 30,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.61	10.86
Investment Operations:
Net investment income(a)	.42	.41	.38	.31	.24
Net realized and unrealized gain (loss) on investments	.01	.31	(.37 )	(.33 )	(1.13)
Total from Investment Operations	.43	.72	.01	(.02 )	(.89 )
Distributions:
Dividends from net investment income	(.41 )	(.39 )	(.38 )	(.32 )	(.26 )
Dividends from net realized gain on investments	(.03 )	(.02 )	-	-	(.10 )
Total Distributions	(.44 )	(.41 )	(.38 )	(.32 )	(.36 )
Net asset value, end of period	9.20	9.21	8.90	9.27	9.61
Total Return (%)	4.74	8.13	.08	(.14 )	(8.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.47	.47	.46
Ratio of net expenses to average net assets(b)	.45 (c)	.45 (c)	.45 (c)	.45 (c)	.45
Ratio of net investment income to average net assets(b)	4.53 (c)	4.41 (c)	4.26 (c)	3.44 (c)	2.27
Portfolio Turnover Rate	83.07 (d)	111.76	66.05	57.85	68.40
Net Assets, end of period ($ x 1,000)	1,996,822	1,853,452	1,497,319	987,798	1,013,672

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2026 was 71.32%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.62	10.87
Investment Operations:
Net investment income(a)	.43	.41	.39	.28	.25
Net realized and unrealized gain (loss) on investments	.00 (b)	.31	(.38 )	(.31 )	(1.13)
Total from Investment Operations	.43	.72	.01	(.03 )	(.88 )
Distributions:
Dividends from net investment income	(.41 )	(.39 )	(.38 )	(.32 )	(.27 )
Dividends from net realized gain on investments	(.03 )	(.02 )	-	-	(.10 )
Total Distributions	(.44 )	(.41 )	(.38 )	(.32 )	(.37 )
Net asset value, end of period	9.20	9.21	8.90	9.27	9.62
Total Return (%)	4.80	8.19	.13	(.21 )	(8.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40	.39	.40	.41	.40
Ratio of net expenses to average net assets	.40 (c)	.39 (c)	.40 (c)	.41 (c)	.40
Ratio of net investment income to average net assets	4.59 (c)	4.47 (c)	4.31 (c)	3.48 (c)	2.32
Portfolio Turnover Rate	83.07 (d)	111.76	66.05	57.85	68.40
Net Assets, end of period ($ x 1,000)	39,270	37,241	17,332	11,050	1,527

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2026 was 71.32%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	237,147,821	—	237,147,821
Collateralized Loan Obligations	—	96,470,386	—	96,470,386
Commercial Mortgage-Backed	—	125,508,329	—	125,508,329
Convertible Corporate Bonds and Notes	—	41,406,543	—	41,406,543
Corporate Bonds and Notes	—	1,073,305,272	—	1,073,305,272
Foreign Governmental	—	226,833,056	—	226,833,056
Municipal Securities	—	2,007,903	—	2,007,903

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Government Agencies Collateralized Mortgage Obligations	—	20,790,089	—	20,790,089
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	215,104	—	215,104
U.S. Government Agencies Mortgage-Backed	—	699,841,727	—	699,841,727
U.S. Treasury Securities	—	115,335,775	—	115,335,775
Investment Companies	23,338,008	—	—	23,338,008
	23,338,008	2,638,862,005	—	2,662,200,013
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	112,148	—	112,148
Futures††	5,814,816	—	—	5,814,816
Swap Agreements††	—	604,678	—	604,678
	5,814,816	716,826	—	6,531,642
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(50,711,619)	—	(50,711,619)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(3,790,686)	—	(3,790,686)
Futures††	(7,936,817)	—	—	(7,936,817)
Swap Agreements††	—	(3,684,388)	—	(3,684,388)
	(7,936,817)	(58,186,693)	—	(66,123,510)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $15,827 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	46,800,860
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(46,800,860)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities

NOTES TO FINANCIAL STATEMENTS (continued)
with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended April 30, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $490,249, accumulated capital and other losses $231,382,558 and unrealized depreciation $26,012,986. In addition, the fund deferred for tax purposes late year ordinary losses of $3,416,873 to the first day of the following fiscal year.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2026. The fund has $21,685,376 of short-term capital losses and $208,468,467 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with BNY Mellon U.S. Mortgage Fund, Inc. on March 28, 2025, capital losses of $31,286,105 are available to offset future realized gains, if any. Based on certain provisions in the Code, these losses can be utilized in subsequent years but are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2026 and April 30, 2025 were as follows: ordinary income $117,996,893 and $93,806,927, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2025 through August 29, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after August 29, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $352,896 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee

NOTES TO FINANCIAL STATEMENTS (continued)
paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended April 30, 2026, the Distributor retained $932 from commissions earned on sales of the fund’s Class A shares, $33,605 and $1,695 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged $160,769 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A and Class C shares were charged $1,264,222 and $53,590, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $226,011 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4,582.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $51,622 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2026, the fund was charged $16,975 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended April 30, 2026, the fund was charged $27,572 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $26,708 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $741,118, Distribution Plan fees of $12,902, Shareholder Services Plan fees of $106,205, Custodian fees of $27,000, Chief Compliance Officer fees of $6,237, Transfer Agent fees of $59,027, checkwriting fees of $2,800 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $28,402.

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $2,285,082,725 and $2,073,207,492, respectively, of which $293,441,350 in purchases and $293,203,088 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended April 30, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At April 30, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	80,871,442	(153,522,413)
Amounts offset in the statement of financial position	-	-
Net amounts presented	80,871,442	(153,522,413)
Financial instruments subject to MSFTA (not offset)	(50,711,619)	123,092,754
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	30,159,823	(30,429,659)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.

NOTES TO FINANCIAL STATEMENTS (continued)
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at April 30, 2026 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at April 30, 2026 are set forth in the Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	6,419,494 (1),(2)	Interest Rate Risk	(9,921,627)(1),(2)
Foreign Exchange Risk	112,148 (3)	Foreign Exchange Risk	(3,790,686)(3)

NOTES TO FINANCIAL STATEMENTS (continued)
(continued)	Derivative Assets ($)		Derivative Liabilities ($)
Credit Risk	-	Credit Risk	(1,699,578)(1)
Gross fair value of derivative contracts	6,531,642		(15,411,891)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, is reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	(984,891)	-	591,400	(393,491)
Foreign Exchange	-	52,523	-	52,523
Credit	-	-	(3,599,572)	(3,599,572)
Total	(984,891)	52,523	(3,008,172)	(3,940,540)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	(5,441,782)	-	(1,380,132)	(6,821,914)
Foreign Exchange	-	(1,948,674)	-	(1,948,674)
Credit	-	-	(1,207,990)	(1,207,990)
Total	(5,441,782)	(1,948,674)	(2,588,122)	(9,978,578)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At April 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,814,816	(7,936,817)
Forward contracts	112,148	(3,790,686)
Swap agreements	604,678	(3,684,388)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,531,642	(15,411,891)
Derivatives not subject to Master Agreements	(6,419,494)	11,621,205
Total gross amount of assets and liabilities subject to Master Agreements	112,148	(3,790,686)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
BNP Paribas Corp.	79,183	-	(79,183)	-
Goldman Sachs & Co. LLC	30,603	(30,603)	-	-
J.P. Morgan Securities LLC	2,362	(2,362)	-	-
Total	112,148	(32,965)	(79,183)	-

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(2,620,302)	-	1,303,000	(1,317,302)
Citigroup Global Markets, Inc.	(3,715)	-	-	(3,715)
Goldman Sachs & Co. LLC	(583,396)	30,603	251,000	(301,793)
J.P. Morgan Securities LLC	(13,873)	2,362	-	(11,511)
Morgan Stanley & Co. LLC	(569,400)	-	569,400	-
Total	(3,790,686)	32,965	2,123,400	(1,634,321)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	667,044,449
Interest Rate Futures Short	200,735,441
Forward Contracts:
Forward Contracts Purchased in USD	27,782,911
Forward Contracts Sold in USD	135,103,318

NOTES TO FINANCIAL STATEMENTS (continued)
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2026:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	82,056,249
Credit Default Swaps Sell Protection	4,342,440
Interest Rate Swap Pays Fixed Rate	20,893,702
Interest Rate Swap Receives Fixed Rate	25,818,905
At April 30, 2026, the cost of investments for federal income tax purposes was $2,686,839,702; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $25,629,224, consisting of $35,673,358 gross unrealized appreciation and $61,302,582 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Absolute Insight Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Absolute Insight Funds, Inc. (the “Company”) (comprised of the sole fund BNY Mellon Core Plus Fund (the “Fund”)), including the schedule of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Absolute Insight Funds, Inc.) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
June 23, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 75.76% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. The fund also hereby reports $.0340 per share as a short-term capital gain distribution paid on December 2, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	172,996,631	1,767,267
Andrew J. Donohue	172,929,125	1,834,772
Joan L. Gulley	172,864,356	1,899,542
Alan H. Howard	173,081,949	1,681,948
Bradley J. Skapyak	173,081,682	1,682,215
Roslyn M. Watson	173,005,883	1,758,015
Benaree Pratt Wiley	172,932,240	1,831,657

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $327,595.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6347NCSRAR0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)